Related Party Disclosures - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 267	€ 340
Non-executive directors remuneration	0	246
Share-based payment plan	0	0
Total	€ 267	€ 586